UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [x] is a restatement.
				 [ ] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 3652 South Third Street
	 Suite 200
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: 	Erika Sharp
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Erika Sharp  Jacksonville, Florida February 4, 2008
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	55
Form 13F information table value total:	130,058,061.82
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE


NAME OF ISSUER   		TYPE	CUSIP   	SHARES	  FMV
COCA COLA CO			com	191216100	130,045.00	7,980,861.65	sole
AUTOMATIC DATA PROCESSING INC	com	053015103	137,308.00	6,114,325.24	sole
DELL INC COM			com	24702R101	230,784.00	5,656,515.84	sole
WAL MART STORES INC		com	931142103	118,829.00	5,647,942.37	sole
ANHEUSER BUSCH COS INC		com	035229103	101,748.00	5,325,490.32	sole
HORACE MANN EDUCATORS CORP NEW	com	440327104	270,015.00	5,114,084.10	sole
ALBERTO CULVER CO CL B CONV	com	013078100	177,473.00	4,355,187.42	sole
CINTAS CORP COM			com	172908105	129,007.00	4,337,215.34	sole
XL CAPITAL LTD A SHS		com	G98255105	84,133.00	4,232,731.23	sole
HANESBRANDS INC COM		com	410345102	145,349.00	3,949,132.33	sole
MYLAN LABS INC COM		com	628530107	276,730.00	3,890,823.80	sole
KRAFT FOODS INC CL A		com	50075N104	116,119.00	3,788,962.97	sole
SARA LEE CORP COM		com	803111103	229,774.00	3,690,170.44	sole
THE LIMITED			com	532716107	192,963.00	3,652,789.59	sole
INTERNATIONAL SPEEDWAY CL A	com	460335201	80,793.00	3,327,055.74	sole
BERKSHIRE HATHAWAY INC DEL CL B	com	084670207	647.00		3,064,192.00	sole
GENERAL ELECTRIC CO		com	369604103	74,638.00	2,766,827.81	sole
PEPSICO INC			com	713448108	35,482.00	2,693,083.80	sole
HEALTH MGMT ASSOC INC CL A	com	421933102	434,470.00	2,598,130.60	sole
JACKSON HEWITT TAX SVC COM	com	468202106	80,805.00	2,565,558.75	sole
LABORATORY AMER HLDGS COM NEW	com	50540R409	30,705.00	2,319,148.65	sole
COLGATE PALMOLIVE CO		com	194162103	29,408.00	2,292,647.68	sole
FAMILY DLR STORES INC COM	com	307000109	115,055.00	2,212,507.65	sole
PATTERSON DENTAL CO COM		com	703395103	62,059.00	2,106,903.05	sole
RENT A CTR INC NEW COM		com	76009N100	141,850.00	2,059,662.00	sole
3M CO				com	88579Y101	23,972.00	2,021,319.04	sole
AARON RENTS INC COM		com	002535201	104,980.00	2,019,815.20	sole
OIL DRI CORP AMERICA		com	677864100	83,382.00	1,829,401.08	sole
TELLABS INC			com	879664100	260,375.00	1,702,852.50	sole
JOHNSON AND JOHNSON CO		com	478160104	24,354.00	1,624,411.80	sole
MEDTRONIC INC			com	585055106	31,104.00	1,563,598.08	sole
MICROSOFT CORP			com	594918104	41,823.00	1,488,906.92	sole
PROCTER AND GAMBLE CO		com	742718109	20,196.00	1,482,790.32	sole
MOCON INC			com	607494101	130,361.00	1,482,204.57	sole
PFIZER INC			com	717081103	62,736.00	1,425,979.92	sole
TRAVELERS GROUP INC COM		com	89417E109	25,708.00	1,383,090.40	sole
HARLEY DAVIDSON INC		com	412822108	26,889.00	1,255,985.19	sole
BALDWIN AND LYONS INC CL B	com	057755209	44,396.00	1,219,114.16	sole
UNITED PARCEL SVC INC CL B	com	911312106	16,938.00	1,197,855.36	sole
CONN WTR SVC INC COM		com	207797101	49,795.00	1,173,668.15	sole
PRESTIGE BRANDS HLDGS COM	com	74112D101	138,835.00	1,038,485.80	sole
EXXON MOBIL CORP		com	30231G102	10,616.00	994,613.04	sole
ENERGY WEST INC COM		com	29274A105	64,494.00	911,945.16	sole
HOME DEPOT INC			com	437076102	33,454.00	901,250.76	sole
AMERICAN EXPRESS CO		com	025816109	17,139.00	891,570.78	sole
DELTA NAT GAS INC COM		com	247748106	35,153.00	887,613.25	sole
COMMUNICATIONS SYS INC		com	203900105	73,880.00	876,955.60	sole
RGC RES INC COM			com	74955L103	27,103.00	849,136.99	sole
HERSHEY COMPANY			com	427866108	20,970.00	826,218.00	sole
BROADRIDGE FINL SOLUTI COM	com	11133T103	28,451.00	638,155.93	sole
MIDDLESEX WATER CO COM		com	596680108	31,895.00	604,410.25	sole
APPLIED SIGNAL TECH COM		com	038237103	44,070.00	598,470.60	sole
SALLY BEAUTY HLDGS INC COM	com	79546E104	64,208.00	581,082.40	sole
VIRCO MFG CO COM		com	927651109	59,480.00	438,962.40	sole
DSW INC CL A			com	23334L102	21,655.00	406,247.80	sole